Fair Value of Financial Instruments - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jan. 08, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	$ 57,381		$ 44,426	$ 162,260
Total marketable securities	190,369		232,413	146,902
Total financial assets	247,750		276,839	309,162
Contingent consideration	6,991
Total financial liabilities	6,991
Minimum | Earnout 1 | Emission Inc.
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Contingent consideration		$ 0
Maximum | Earnout 1 | Emission Inc.
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Contingent consideration		$ 50,000
Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	43,535		44,426	155,367
Total marketable securities				146,902
Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0			1,996
Total marketable securities	0		1,494	51,498
U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	13,846			4,897
Total marketable securities	65,515		61,857
U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	69,306		93,978	28,398
Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	55,548		75,084	67,006
Quoted prices in active markets (Level 1)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	43,535		44,426	155,367
Total marketable securities	0		0
Total financial assets	43,535		44,426	155,367
Contingent consideration	0
Total financial liabilities	0
Quoted prices in active markets (Level 1) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	43,535		44,426	155,367
Total marketable securities				0
Quoted prices in active markets (Level 1) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0			0
Total marketable securities	0		0	0
Quoted prices in active markets (Level 1) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0			0
Total marketable securities	0		0
Quoted prices in active markets (Level 1) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	0		0	0
Quoted prices in active markets (Level 1) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	0		0	0
Significant other observable inputs (Level 2)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	13,846		0	6,893
Total marketable securities	190,369		232,413
Total financial assets	204,215		232,413	153,795
Contingent consideration	0
Total financial liabilities	0
Significant other observable inputs (Level 2) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		0	0
Total marketable securities				146,902
Significant other observable inputs (Level 2) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0			1,996
Total marketable securities	0		1,494	51,498
Significant other observable inputs (Level 2) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	13,846			4,897
Total marketable securities	65,515		61,857
Significant other observable inputs (Level 2) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	69,306		93,978	28,398
Significant other observable inputs (Level 2) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	55,548		75,084	67,006
Significant unobservable inputs (Level 3)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		0	0
Total marketable securities	0		0
Total financial assets	0		0	0
Contingent consideration	6,991
Total financial liabilities	6,991
Significant unobservable inputs (Level 3) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0		0	0
Total marketable securities				0
Significant unobservable inputs (Level 3) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0			0
Total marketable securities	0		0	0
Significant unobservable inputs (Level 3) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0			0
Total marketable securities	0		0
Significant unobservable inputs (Level 3) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	0		0	0
Significant unobservable inputs (Level 3) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	$ 0		$ 0	$ 0